GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 31,925	$ 26,501
Less - accumulated amortization	17,193	10,837
Intangible assets, net	14,732	15,664
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	26,141	20,717
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	5,120	5,120
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 664	$ 664